Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Roundhill Ball Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ball Metaverse ETF
Class Name	Roundhill Ball Metaverse ETF
Trading Symbol	METV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ball Metaverse ETF	$32	0.59%
[1]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 300,088,054
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$300,088,054
Number of Holdings	42
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
ROBLOX Corp.	8.0%
CI Galaxy Solana ETF	6.3%
Apple, Inc.	6.1%
CI Galaxy Ethereum ETF	6.0%
NVIDIA Corp.	4.2%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.5%
Microsoft Corp.	3.4%
QUALCOMM, Inc.	3.2%
Mount Vernon Liquid Assets Portfolio, LLC*	8.8%

Top Sectors	(%)
Technology	52.1%
Communications	24.9%
Financial	4.1%
Consumer, Cyclical	3.4%
Consumer, Non-cyclical	0.8%
Cash & Other	14.7%

Industry	(%)
Software	26.5%
Internet	22.7%
Semiconductors	19.5%
Computers	6.1%
Diversified Financial Services	4.1%
Media	2.2%
Home Furnishings	1.5%
Toys/Games/Hobbies	1.4%
Commercial Services	0.8%
Cash & Other	15.2%
[2]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Cannabis ETF
Class Name	Roundhill Cannabis ETF
Trading Symbol	WEED
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Cannabis ETF	$0	0.00%
[3]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 3,742,607
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,742,607
Number of Holdings	8
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Green Thumb Industries, Inc.	42.3%
Trulieve Cannabis Corp.	25.6%
Curaleaf Holdings, Inc.	18.0%
Cresco Labs, Inc.	9.0%
Verano Holdings Corp.	5.2%
First American Government Obligations Fund	4.3%
United States Treasury Bill*	133.7%

Top Sectors	(%)
Consumer, Non-cyclical	18.0%
Cash & Other	82.0%

Industry	(%)
Pharmaceuticals	18.0%
Cash & Other	82.0%
[4]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven ETF
Class Name	Roundhill Magnificent Seven ETF
Trading Symbol	MAGS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of April 22, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven ETF	$15	0.29%
[5]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 2,365,084,108
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,365,084,108
Number of Holdings	24
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	15.1%
Alphabet, Inc.	14.7%
Meta Platforms, Inc.	14.6%
Amazon.com, Inc.	14.5%
Apple, Inc.	14.1%
Microsoft Corp.	14.1%
Tesla, Inc.	12.6%
First American Government Obligations Fund	6.9%
United States Treasury Bill*	110.9%

Top Sectors	(%)
Communications	15.5%
Technology	13.4%
Consumer, Cyclical	2.9%
Cash & Other	68.2%

Industry	(%)
Internet	15.5%
Computers	6.1%
Semiconductors	4.0%
Software	3.3%
Auto Manufacturers	2.9%
Cash & Other	68.2%
[6]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Sports Betting & iGaming ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Sports Betting & iGaming ETF
Class Name	Roundhill Sports Betting & iGaming ETF
Trading Symbol	BETZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Sports Betting & iGaming ETF	$42	0.75%
[7]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 84,047,147
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$84,047,147
Number of Holdings	31
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Issuers	(%)
Flutter Entertainment PLC	9.2%
Lottomatica Group SpA	7.9%
Betsson AB	6.7%
DraftKings, Inc.	6.5%
Super Group SGHC Ltd.	6.2%
Entain PLC	5.6%
OPAP SA	5.4%
Genius Sports, Ltd.	4.9%
Sportradar Group AG	4.9%
Mount Vernon Liquid Assets Portfolio, LLC*	18.8%

Top Ten Countries	(%)
United States	52.3%
Sweden	11.4%
United Kingdom	10.5%
Australia	8.2%
Italy	7.9%
Guernsey	6.2%
Greece	5.6%
Switzerland	4.9%
France	2.9%
Cash & Other	-9.9%

Top Sectors	(%)
Consumer, Cyclical	95.8%
Communications	2.4%
Cash & Other	1.8%
[8]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Video Games ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Video Games ETF
Class Name	Roundhill Video Games ETF
Trading Symbol	NERD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Video Games ETF	$29	0.50%
[9]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 25,917,162
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$25,917,162
Number of Holdings	35
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Nintendo Co. Ltd.	13.1%
AppLovin Corp.	10.6%
ROBLOX Corp.	7.6%
Take-Two Interactive Software, Inc.	5.3%
Electronic Arts, Inc.	4.7%
Capcom Co. Ltd.	3.1%
Konami Group Corp.	2.9%
Bandai Namco Holdings, Inc.	2.8%
Nexon Co. Ltd.	2.6%
Mount Vernon Liquid Assets Portfolio, LLC*	9.6%

Top Ten Countries	(%)
United States	40.6%
Japan	37.0%
South Korea	16.9%
Sweden	6.7%
Poland	2.5%
Singapore	2.0%
United Kingdom	1.9%
France	1.8%
Cash & Other	-9.4%

Top Sectors	(%)
Technology	77.2%
Consumer, Cyclical	15.9%
Communications	6.4%
Cash & Other	0.5%
[10]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/

[1]
*	Annualized

[2]
*	Investment purchased with proceeds from securities lending

[3]
*	Annualized

[4]
*	Held for cash and collateral management purposes.

[5]
*	Annualized

[6]
*	Held for cash and collateral management purposes.

[7]
*	Annualized

[8]
*	Investment purchased with proceeds from securities lending

[9]
*	Annualized

[10]
*	Investment purchased with proceeds from securities lending